Acquisitions - Narrative (Details) - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2021
Business Combinations [Abstract]
Revenue of acquisitions since acquisition dates	$ 159
Trading profit of acquisitions since acquisition dates	9
Loss to operating profit of acquisitions since acquisition dates	(10)
Loss before tax of acquisition since acquisition dates	(15)
Loss of acquisitions since acquisition dates	$ (17)
Revenue of combined entity as if combination occurred at beginning of period		$ 22,999
Trading profit of combined entity as if combination occurred at beginning of period		2,195
Profit from operating activities of combined entity as if combination occurred at beginning of period		2,044
Profit before tax of combined entity as if combination occurred at beginning of period		1,895
Profit of combined entity as if combination occurred at beginning of period		$ 1,653